SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2024
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2023	4,256,000	$1.36
Granted	2,545,000	$1.12
Expired	(105,000)	$1.30
Cancelled / Forfeited	(30,000)	$1.40
Stock options outstanding, December 31, 2023	6,666,000	$1.27
Granted	2,500,000	$0.78
Cancelled / Forfeited	(190,000)	$1.26
Stock options outstanding, March 31, 2024	8,976,000	$1.13
Stock options exercisable, March 31, 2024	6,401,000	$1.27

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 21, 2024	$0.79	126,000	0.39	126,000	0.39
August 4, 2025	$1.64	1,620,000	1.35	1,620,000	1.35
March 25, 2027	$1.20	2,255,000	2.98	2,255,000	2.98
May 4, 2027	$0.92	25,000	3.09	25,000	3.09
March 29, 2028	$1.12	2,300,000	4.00	2,300,000	4.00
July 10, 2028	$1.12	150,000	4.26	75,000	4.26
March 25, 2029	$0.78	2,500,000	4.99	-	4.99

		8,976,000	3.49	6,401,000	2.90

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	March 31, 2024		December 31, 2023
Weighted average assumptions:
Risk-free interest rate		3.51%		3.10%
Expected dividend yield		0%		0%
Expected warrant life (years)		5		5
Expected stock price volatility		60.73%		61.10%
Expected forfeiture rate		15%		17%
Weighted average fair value	C$	0.43	C$	0.60

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2023	2,190,666	$1.27
Granted	1,878,320	$1.11
Exercised	(1,005,334)	$1.37
Cancelled / Forfeited	(68,943)	$1.14
RSUs outstanding, December 31, 2023	2,994,709	$1.14
Exercised	(585,265)	$1.19
RSUs outstanding, March 31, 2024	2,409,444	$1.13

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 25, 2022	$1.19	577,000
March 29, 2023	$1.12	1,763,124
July 10, 2023	$0.94	69,320
		2,409,444

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended March 31,
	2024	2023
Net income (loss) for the period	$599	$(352)
Basic weighted average number of shares outstanding	130,027,962	118,572,700
Effect of dilutive share options, warrants, and RSUs	2,994,709	4,030,229
Diluted weighted average number of shares outstanding	133,022,671	122,602,929
Basic earnings (loss) per share	$0.00	$(0.00)
Diluted earnings (loss) per share	$0.00	$(0.00)